Suzanne Hurel
                                             Counsel, 18 CP
                                             Telephone: (860) 308-8656
                                             Fax: (860) 308-3923

                                             March 30, 2005


Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk


Re:    The Travelers Insurance Company
       Registered Fixed Account
       File No. 333-120754


Members of the Commission:

       We transmit for filing under the Securities Act of 1933, Post-Effective Amendment No. 1 to the above-captioned Registration Statement on Form S-2.

       The purpose of this filing is to provide current financial information for the registrant and for The Travelers Insurance Company, and to disclose non-material changes in the operation and administration of the contracts.

       In the opinion of the undersigned, this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective on May 2, 2005. On behalf of the Registrant, I respectfully request acceleration of the effective date to May 2, 2005. An acceleration request on behalf of the principal underwriter is attached.

       You may direct any questions regarding this filing to the undersigned at
(860) 308-8656.


                                             Very truly yours,



                                             /s/ Suzanne Hurel
                                             Counsel
                                             The Travelers Insurance Company